Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended		9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended					12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 6.375% Fixed Senior Notes Due January 15, 2015 [Member]	Dec. 31, 2013 6.375% Fixed Senior Notes Due January 15, 2015 [Member]		Dec. 31, 2012 6.375% Fixed Senior Notes Due January 15, 2015 [Member]		Sep. 30, 2014 5.000% Fixed Senior Notes Due September 30, 2017 [Member]	Dec. 31, 2013 5.000% Fixed Senior Notes Due September 30, 2017 [Member]		Dec. 31, 2012 5.000% Fixed Senior Notes Due September 30, 2017 [Member]		Sep. 30, 2014 6.800% Fixed Senior Notes Due September 1, 2018 [Member]	Dec. 31, 2013 6.800% Fixed Senior Notes Due September 1, 2018 [Member]		Dec. 31, 2012 6.800% Fixed Senior Notes Due September 1, 2018 [Member]		Sep. 30, 2014 2.150% Fixed Senior Notes Due June 1, 2019 [Member]	May 31, 2014 2.150% Fixed Senior Notes Due June 1, 2019 [Member]	Sep. 30, 2014 5.750% Fixed Senior Notes Due September 30, 2020 [Member]	Dec. 31, 2013 5.750% Fixed Senior Notes Due September 30, 2020 [Member]		Dec. 31, 2012 5.750% Fixed Senior Notes Due September 30, 2020 [Member]		Sep. 30, 2014 4.100% Fixed Senior Notes Due June 1, 2022 [Member]	Dec. 31, 2013 4.100% Fixed Senior Notes Due June 1, 2022 [Member]		Dec. 31, 2012 4.100% Fixed Senior Notes Due June 1, 2022 [Member]		May 31, 2012 4.100% Fixed Senior Notes Due June 1, 2022 [Member]	Sep. 30, 2014 7.000% Fixed Debentures Due September 1, 2022 [Member]	Dec. 31, 2013 7.000% Fixed Debentures Due September 1, 2022 [Member]		Dec. 31, 2012 7.000% Fixed Debentures Due September 1, 2022 [Member]		Sep. 30, 2014 7.000% Fixed Senior Notes Due May 1, 2032 [Member]	Dec. 31, 2013 7.000% Fixed Senior Notes Due May 1, 2032 [Member]		Dec. 31, 2012 7.000% Fixed Senior Notes Due May 1, 2032 [Member]		Sep. 30, 2014 7.250% Fixed Senior Notes Due January 15, 2033 [Member]	Dec. 31, 2013 7.250% Fixed Senior Notes Due January 15, 2033 [Member]		Dec. 31, 2012 7.250% Fixed Senior Notes Due January 15, 2033 [Member]		Sep. 30, 2014 7.500% Fixed Senior Notes Due September 1, 2038 [Member]	Dec. 31, 2013 7.500% Fixed Senior Notes Due September 1, 2038 [Member]		Dec. 31, 2012 7.500% Fixed Senior Notes Due September 1, 2038 [Member]		Sep. 30, 2014 5.250% Fixed Senior Notes Due September 30, 2040 [Member]	Dec. 31, 2013 5.250% Fixed Senior Notes Due September 30, 2040 [Member]		Dec. 31, 2012 5.250% Fixed Senior Notes Due September 30, 2040 [Member]		Sep. 30, 2014 4.550% Fixed Senior Notes Due December 1, 2041 [Member]	Dec. 31, 2013 4.550% Fixed Senior Notes Due December 1, 2041 [Member]		Dec. 31, 2012 4.550% Fixed Senior Notes Due December 1, 2041 [Member]		Sep. 30, 2014 5.300% Fixed Senior Notes Due June 1, 2042 [Member]	Dec. 31, 2013 5.300% Fixed Senior Notes Due June 1, 2042 [Member]		Dec. 31, 2012 5.300% Fixed Senior Notes Due June 1, 2042 [Member]		May 31, 2012 5.300% Fixed Senior Notes Due June 1, 2042 [Member]	Dec. 31, 2013 4.950% Fixed Series 2003 Bonds Due Through February 15, 2013 [Member]	Dec. 31, 2012 4.950% Fixed Series 2003 Bonds Due Through February 15, 2013 [Member]		Sep. 30, 2014 5.420% Fixed Series 2003 Bonds Due Through August 15, 2015 [Member]	Dec. 31, 2013 5.420% Fixed Series 2003 Bonds Due Through August 15, 2015 [Member]	Dec. 31, 2012 5.420% Fixed Series 2003 Bonds Due Through August 15, 2015 [Member]		Sep. 30, 2014 5.290% Fixed Series 2004 Bonds Due Through May 15, 2016 [Member]	Dec. 31, 2013 5.290% Fixed Series 2004 Bonds Due Through May 15, 2016 [Member]	Dec. 31, 2012 5.290% Fixed Series 2004 Bonds Due Through May 15, 2016 [Member]		Sep. 30, 2014 Oncor [Member]		Dec. 31, 2013 Oncor [Member]		Dec. 31, 2012 Oncor [Member]		Sep. 30, 2014 Bondco [Member]		Dec. 31, 2013 Bondco [Member]		Dec. 31, 2012 Bondco [Member]
Debt Instrument [Line Items]
Fixed Senior Note				$ 500 [1]	$ 500	[1],[2]	$ 500	[2]	$ 324 [1]	$ 324	[1],[2]	$ 324	[2]	$ 550 [1]	$ 550	[1],[2]	$ 550	[2]	$ 250 [1]	$ 250	$ 126 [1]	$ 126	[1],[2]	$ 126	[2]	$ 400 [1]	$ 400	[1],[2]	$ 400	[2]		$ 800 [1]	$ 800	[1],[2]	$ 800	[2]	$ 500 [1]	$ 500	[1],[2]	$ 500	[2]	$ 350 [1]	$ 350	[1],[2]	$ 350	[2]	$ 300 [1]	$ 300	[1],[2]	$ 300	[2]	$ 475 [1]	$ 475	[1],[2]	$ 475	[2]	$ 400 [1]	$ 400	[1],[2]	$ 300	[2]	$ 500 [1]	$ 500	[1],[2]	$ 500	[2]
Unamortized discount		(23)																																																																													(20)	[1]	(23)	[1],[2]	(35)	[2]			(1)	[3]	(1)	[3]
Fixed Bonds																																																																					10	[3]	54 [3]	106 [3]	145	[3]	168 [3]	205 [3]	281	[3]
Less amount due currently		(131)	(125)																																																																												(500)	[1]					(136)	[3]	(131)	[3]	(125)	[3]
Total long-term debt, less amounts due currently	$ 5,041	$ 5,381	$ 5,400																																																																												$ 4,955	[1]	$ 5,202	[1],[2]	$ 5,090	[2]	$ 86	[3]	$ 179	[3]	$ 310	[3]
Percentage of interest				6.375%	6.375%		6.375%		5.00%	5.00%				6.80%	6.80%				2.15%	2.15%	5.75%	5.75%				4.10%	4.10%				4.10%	7.00%	7.00%				7.00%	7.00%				7.25%	7.25%				7.50%	7.50%				5.25%	5.25%				4.55%	4.55%				5.30%	5.30%				5.30%	4.95%			5.42%	5.42%			5.29%	5.29%
Due date				Jan. 15, 2015	Jan. 15, 2015				Sep. 30, 2017	Sep. 30, 2017				Sep. 01, 2018	Sep. 01, 2018				Jun. 01, 2019		Sep. 30, 2020	Sep. 30, 2020				Jun. 01, 2022	Jun. 01, 2022					Sep. 01, 2022	Sep. 01, 2022				May 01, 2032	May 01, 2032				Jan. 15, 2033	Jan. 15, 2033				Sep. 01, 2038	Sep. 01, 2038				Sep. 30, 2040	Sep. 30, 2040				Dec. 01, 2041	Dec. 01, 2041				Jun. 01, 2042	Jun. 01, 2042					Feb. 15, 2013			Aug. 15, 2015	Aug. 15, 2015			May 15, 2016	May 15, 2016

[1]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness. See “Deed of Trust” in Note 6 to Financial Statements in our 2013 Form 10-K for additional information.
[2]	Secured by first priority lien on certain transmission and distribution assets equally and ratably with all of Oncor’s other secured indebtedness. See “Deed of Trust” below for additional information.
[3]	The transition bonds are nonrecourse to Oncor and were issued to securitize a regulatory asset.